UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22022
                                   -------------------------------------------

          Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1065 Avenue of the Americas, New York, NY             10018
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                             Robert White, Treasurer

          Advent/Claymore Global Convertible Securities and Income Fund

                           1065 Avenue of the Americas

                               New York, NY 10018
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     -------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: July 31, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.
         Attached hereto.

AGC / ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
Portfolio of Investments
July 31, 2008 (unaudited)


 Principal Amount                                                                           Value
----------------------------------------------------------------------------------------------------
                     Long-Term Investments -- 126.0%
                     Convertible Bonds -- 47.8%
                     Airlines -- 0.2%
$       1,422,000    JetBlue Airways Corp., CCC
                     3.75%, 3/15/35                                             $          1,013,175
                                                                                --------------------

                     Automotive Manufacturers  -- 2.8%
                     General Motors Corp., B-
$      16,250,000    5.25%, Ser. B, 3/06/32                                                8,001,500
$       4,883,750    1.50%, Ser. D, 6/01/09, (a)                                           4,224,444
                                                                                --------------------
                                                                                          12,225,944
                                                                                --------------------
                     Banks -- 3.4%
$      13,000,000    BES Finance Ltd., Ser. EMTN, A
                     1.25%, 2/26/11 (Portugal)                                            13,367,900
$       2,000,000    Boston Private Financial Holdings, Inc., NR
                     3.00%, 7/15/27                                                        1,837,500
                                                                                --------------------
                                                                                          15,205,400
                                                                                --------------------
                     Biotechnology -- 1.4%
$       5,500,000    Genzyme Corp., BBB+
                     1.25%, 12/01/23                                                       6,249,375
                                                                                --------------------

                     Building Materials  -- 3.4%
JPY   260,000,000    Asahi Glass Co. Ltd., Ser. 5, A
                     1.90%, 12/26/08 (Japan)                                               2,620,940
(euro) 10,600,000    Bayer Hypo, Ser. Lafarge, A
                     8.00%, 10/03/08 (France) (b)                                         12,589,219
                                                                                --------------------
                                                                                          15,210,159
                                                                                --------------------
                     Chemicals-- 4.9%
(euro)  5,500,000    Bayer Capital Corp. BV, BBB
                     6.625%, 6/01/09 (Netherlands)                                        12,812,421
$      10,000,000    Deutsche Bank AG, Ser. Sinofert Holdings Ltd., NR
                     8.00%, 12/23/08 (Germany) (b) (c)                                     8,747,000
                                                                                --------------------
                                                                                          21,559,421
                                                                                --------------------
                     Coal - 0.8%
$       2,500,000    Peabody Energy Corp., B
                     4.75%, 12/15/41                                                       3,371,875
                                                                                --------------------

                     Diversified Financial Services - 1.7%
$       1,000,000    Merrill Lynch & Co., Inc., NR
                     0.00%, 3/13/32                                                          968,300
(euro)  2,500,000    MTU Aero Engines Finance BV, Ser. MTU, BB+
                     2.75%, 2/01/12 (Netherlands)                                          3,070,634
$       4,000,000    Nasdaq OMX Group (The), BB+
                     2.50%, 8/15/13 (c)                                                    3,440,000
                                                                                --------------------
                                                                                           7,478,934
                                                                                --------------------
                     Electrical Components and Equipment - 0.9%
$       4,000,000    General Cable Corp., B
                     1.00%, 10/15/12                                                       3,865,000
                                                                                --------------------

                     Electronics  -- 0.8%
$       4,000,000    Flextronics International Ltd., BB-
                     1.00%, 8/01/10 (Singapore)                                            3,745,000
                                                                                --------------------

                     Energy - Alternate Sources -- 1.1%
$       5,000,000    Suntech Power Holdings Co. Ltd., NR
                     0.25%, 2/15/12 (China)                                                4,918,750
                                                                                --------------------

                     Health Care - Products -- 4.1%
$      12,500,000    Deutsche Bank AG, Ser. Hengan International
                     Group Co. Ltd., NR
                     9.00%, 7/10/09 (b) (c)                                               12,902,500
$       7,000,000    Hologic, Inc., B+
                     2.00%, 12/15/37 (d)                                                   5,425,000
                                                                                --------------------
                                                                                          18,327,500
                                                                                --------------------
                     Holding Companies - Diversified -- 2.0%
$      15,000,000    BNP Paribas SA, Ser. Shanghai Industrial, AA
                     9.00%, 10/03/08 (China) (b) (c)                                       9,049,500
                                                                                --------------------

                     Machinery - Diversified -- 2.5%
$      12,500,000    Allegro Investment Corp., Ser. Nabtesco, NR
                     9.00%, 7/16/09 (Japan) (b) (c)                                       10,941,250
                                                                                --------------------

                     Metals Fabricate/Hardware - 3.1%
(euro)  7,500,000    Figaro Finance Ltd., Ser. Vallourec, NR
                     3.875%, 9/18/09 (France) (b)                                         13,678,671
                                                                                --------------------

                     Mining - 1.1%
$       5,000,000    Kinross Gold Corp., NR
                     1.75%, 3/15/28 (Canada) (c)                                           4,775,000
                                                                                --------------------

                     Oil and Gas -- 5.9%
$       2,500,000    Carrizo Oil & Gas, Inc., NR
                     4.375%, 6/01/28                                                       2,262,500
                     Chesapeake Energy Corp., BB
$       5,000,000    2.25%, 12/15/38                                                       4,793,750
$       3,000,000    2.75%, 11/15/35                                                       4,346,250
CAD     3,000,000    Harvest Energy Trust, NR
                     7.25%, 9/30/13 (Canada)                                               2,653,210
                     Transocean, Inc., BBB+
$       7,500,000    1.625%, Ser. A, 12/15/37 (Cayman Islands)                             8,053,125
$       3,500,000    1.50%, Ser. B, 12/15/37 (Cayman Islands) (a)                          3,749,375
                                                                                --------------------
                                                                                          25,858,210
                                                                                --------------------
                     Pharmaceuticals -- 3.0%
$       9,000,000    Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
                     1.75%, 2/01/26 (Israel)                                               9,956,250
$       3,000,000    Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                     0.25%, 2/01/26 (Israel) (a)                                           3,105,000
                                                                                --------------------
                                                                                          13,061,250
                                                                                --------------------
                     Real Estate Investment Trusts -- 0.5%
$       2,500,000    Host Hotels & Resorts LP, BB
                     2.625%, 4/15/27 (c)                                                   1,996,875
                                                                                --------------------

                     Retail -- 1.3%
(pound) 3,500,000    Punch Taverns Redwood Jersey Co. Ltd., NR
                     5.00%, 12/14/10 (Jersey)                                              5,681,793
                                                                                --------------------

                     Telecommunications -- 2.4%
$       7,500,000    Level 3 Communications, Inc., CCC
                     6.00%, 9/15/09                                                        7,237,500
$       3,500,000    Qwest Communications International, Inc., B+
                     3.50%, 11/15/25                                                       3,368,750
                                                                                --------------------
                                                                                          10,606,250
                                                                                --------------------
                     Transportation -- 0.5%
$       2,500,000    YRC Worldwide, Inc., B+
                     5.00%, 8/08/23 (a)                                                    2,215,625
                                                                                --------------------

                     Total Convertible Bonds -- 47.8%
                     (Cost $231,544,804)                                                 211,034,957
                                                                                --------------------

 Number of Shares                                                                             Value
----------------------------------------------------------------------------------------------------
                     Convertible Preferred Stocks -- 49.7%
                     Advertising -- 1.1%
          419,750    Elf Special Financing Ltd., 3.126%, 2009 (c) (e)                      5,006,050
                                                                                --------------------

                     Automotive Manufacturers -- 0.5%
          100,000    Ford Motor Co. Capital Trust II, 6.50%, 2032                          2,357,000
                                                                                --------------------

                     Banks -- 5.0%
            6,400    Bank of America Corp., Ser. L, 7.25%, 2049 (a)                        5,971,200
           59,250    Keycorp, Ser. A, 7.75%, 2049                                          5,532,173
          295,350    Wachovia Bank NA, Ser. The Bank of New York Mellon Corp.,
                     10.00%, 2009 (b) (c)                                                 10,768,461
                                                                                --------------------
                                                                                          22,271,834
                                                                                --------------------
                     Beverages -- 2.7%
          529,287    Allegro Investment Corp. SA, Ser. SABMiller, 8.00%,                  12,046,856
                     2008 (United Kingdom) (b)                                  --------------------

                     Computers  -- 1.0%
          234,010    Merrill Lynch & Co., Inc., Ser. Dell, Inc., 14.85%,
                     2008 (b) (c)                                                          4,584,256
                                                                                --------------------

                     Diversified Financial Services -- 6.0%
          110,000    Affiliated Managers Group, Inc., 5.10%, 2036 (a)                      4,537,500
           60,000    AMG Capital Trust II, 5.15%, 2037                                     2,006,250
          116,200    Citigroup, Inc., Ser. T, 6.50%, 2049                                  5,140,688
            5,400    Givaudan Nederland Finance, 5.375%, 2010 (Netherlands)                4,288,909
          143,700    Legg Mason, Inc., 7.00%, 2011 (a)                                     5,694,831
            5,225    SLM Corp., Ser. C, 7.25%, 2010  (a)                                   4,636,534
                                                                                --------------------
                                                                                          26,304,712
                                                                                --------------------
                     Electric -- 3.0%
          135,000    Entergy Corp., 7.625%, 2009                                           8,437,500
           15,000    NRG Energy, Inc., 5.75%, 2009                                         4,686,563
                                                                                --------------------
                                                                                          13,124,063
                                                                                --------------------

                     Engineering and Construction -- 3.7%
          628,060    Eksportfinans A/S, Ser. ABB Ltd., 8.00%, 2008
                     (Switzerland) (b) (c)                                                16,578,927
                                                                                --------------------

                     Household Products/Housewares - 1.2%
          120,000    Avery Dennison Corp., 7.875%, 2010                                    5,280,000
                                                                                --------------------

                     Insurance -- 0.8%
           40,000    Aspen Insurance Holdings Ltd., Ser. AHL, 5.625%,
                     2049 (Bermuda)                                                        1,940,000
          187,500    XL Capital Ltd., 7.00%, 2009 (Cayman Islands)                         1,432,500
                                                                                --------------------
                                                                                           3,372,500
                                                                                --------------------
                     Machinery - Construction and Mining -- 2.8%
          475,500    Morgan Stanley, Ser. Komatsu, 8.00%, 2008 (Japan) (b) (c)            12,187,775
                                                                                --------------------

                     Mining -- 8.1%
          223,250    Credit Suisse, Inc., Ser. Barrick Gold Corp., 9.00%,
                     2009 (Switzerland) (b)                                                9,200,133
          342,720    Deutsche Bank AG, Ser. Cia Vale do Rio Doce, 10.00%,
                     2009 (Brazil) (b) (c)                                                10,781,971
                     Freeport-McMoRan Copper & Gold, Inc.
           40,000    6.75%, 2010 (a)                                                       5,609,200
            2,050    5.50%, 2049                                                           4,272,200
           34,000    Hecla Mining Co., 6.50%, 2011                                         3,146,700
           50,000    Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (b)                 2,906,250
                                                                                --------------------
                                                                                          35,916,454
                                                                                --------------------
                     Oil and Gas Services -- 3.9%
          101,444    Citigroup, Inc., Ser. Schlumberger Ltd., 9.00%, 2009
                     (Netherlands) (a) (b)                                                10,268,720
          149,250    Merrill Lynch & Co., Inc., Ser. Halliburton Co., 8.00%,
                     2009 (b) (c)                                                          6,871,470
                                                                                --------------------
                                                                                          17,140,190
                                                                                --------------------
                     Pharmaceuticals -- 5.8%
           15,500    Mylan, Inc., 6.50%, 2010 (f)                                         13,858,550
           60,000    Schering-Plough Corp., 6.00%, 2010                                   11,769,000
                                                                                --------------------
                                                                                          25,627,550
                                                                                --------------------
                     Real Estate Investment Trusts -- 0.6%
          150,000    HRPT Properties Trust, Ser. D, 6.50%, 2049                            2,550,000
                                                                                --------------------

                     Telecommunications - 3.5%
           15,000    Lucent Technologies Capital Trust I, 7.75%, 2017                     11,475,000
          394,055    Merrill Lynch & Co., Inc., Ser. Motorola, Inc., 18.70%,
                     2008 (b) (c)                                                          3,916,907
                                                                                --------------------
                                                                                          15,391,907
                                                                                --------------------
                     Total Convertible Preferred Stocks - 49.7%
                     (Cost $247,652,022)                                                 219,740,074
                                                                                --------------------

                     Common Stocks -- 17.9%
                     Agriculture -- 0.8%
           55,000    Lorillard, Inc. (a) (g)                                               3,691,050
                                                                                --------------------

                     Automotive Manufacturers -- 1.0%
          207,000    Suzuki Motor Corp. (Japan)                                            4,538,928
                                                                                --------------------

                     Building Materials -- 0.5%
           28,600    Holcim Ltd. (Switzerland)                                             2,039,933
                                                                                --------------------

                     Chemicals-- 0.4%
            5,450    Syngenta AG (Switzerland)                                             1,597,817
                                                                                --------------------

                     Entertainment -- 0.4%
           75,000    International Game Technology (a)                                     1,628,250
                                                                                --------------------

                     Holding Companies - Diversified -- 0.4%
          629,000    Shanghai Industrial Holdings Ltd. (China)                             1,797,776
                                                                                --------------------

                     Health Care - Products -- 0.6%
          900,532    Hengan International Group Co. Ltd. (Cayman Islands)                  2,741,214
                                                                                --------------------

                     Miscellaneous Manufacturing -- 2.6%
           92,600    Siemens AG (Germany)                                                 11,379,177
                                                                                --------------------

                     Oil and Gas -- 6.9%
           65,800    Advantage Energy Fund - Income Trust (Canada)                           710,640
          100,000    Baytex Energy Trust - Income Trust (Canada)                           3,070,548
          269,000    Bonavista Energy Trust - Income Trust (Canada)                        8,550,924
          251,000    Enerplus Resources Fund - Income Trust (Canada)                      10,276,915
          155,700    Harvest Energy Trust - Income Trust (Canada)                          3,040,974
          123,700    Vermilion Energy Trust - Income Trust (Canada)                        4,774,069
                                                                                --------------------
                                                                                          30,424,070
                                                                                --------------------
                     Pharmaceuticals -- 1.4%
           34,000    Roche Holding AG (Switzerland) (a)                                    6,303,626
                                                                                --------------------

                     Real Estate -- 0.6%
          478,000    Kerry Properties Ltd. (Bermuda)                                       2,554,725
                                                                                --------------------

                     Retail -- 1.1%
          222,069    Whitbread PLC (United Kingdom) (a)                                    4,891,649
                                                                                --------------------

                     Telecommunications -- 1.2%
          100,000    NII Holdings, Inc. (a) (g)                                            5,466,000
                                                                                --------------------

                     Total Common Stocks -- 17.9%
                     (Cost $90,335,699)                                                   79,054,215
                                                                                --------------------

 Principal Amount                                                                             Value
----------------------------------------------------------------------------------------------------
                     Corporate Bonds -- 10.6%
                     Agriculture -- 0.5%
$       2,000,000    Vector Group Ltd., NR
                     11.00%, 8/15/15                                                       2,020,000
                                                                                --------------------

                     Computers -- 0.6%
        2,500,000    SunGard Data Systems, Inc., B-
                     10.25%, 8/15/15                                                       2,550,000
                                                                                --------------------

                     Holding Companies - Diversified -- 1.1%
        5,000,000    Leucadia National Corp., BB+
                     8.125%, 9/15/15                                                       5,006,250
                                                                                --------------------

                     Diversified Financial Services -- 1.0%
        2,725,000    Axcan Intermediate Holdings, Inc.,  B-
                     12.75%, 3/01/16 (c)                                                   2,725,000
        5,000,000    JPMorgan Chase & Co., Ser. 1, A
                     7.90%, 4/29/49 (h)                                                    4,638,680
                                                                                --------------------
                                                                                           7,363,680
                                                                                --------------------
                     Electric-- 1.5%
        6,500,000    Texas Competitive Electric Holdings Co., LLC, CCC
                     10.25%, 11/01/15 (c)                                                  6,532,500
                                                                                --------------------

                     Forest Products and Paper-- 0.2%
        1,000,000    Verso Paper Holdings LLC, Ser. B, B+
                     9.125%, 8/01/14                                                         900,000
                                                                                --------------------

                     Health Care - Services-- 1.4%
        3,000,000    HCA, Inc., B-
                     8.36%, 4/15/24                                                        2,504,412
        1,000,000    HCA, Inc., BB-
                     9.25%, 11/15/16                                                       1,032,500
                                                                                --------------------
                                                                                           3,536,912
                                                                                --------------------
                     Media -- 0.6%
        2,500,000    Nielsen Finance LLC, B-
                     10.00%, 8/01/14                                                       2,531,250
                                                                                --------------------

                     Oil and Gas Services-- 1.0%
        3,000,000    CCS, Inc., B-
                     11.00%, 11/15/15 (Canada) (c)                                         2,625,000
        2,000,000    Forbes Energy Services Ltd., B
                     11.00%, 2/15/15 (Bermuda) (c)                                         2,010,000
                                                                                --------------------
                                                                                           4,635,000
                                                                                --------------------
                     Packaging and Containers-- 1.2%
        1,000,000    Graphic Packaging International Corp., B-
                     9.50%, 8/15/13                                                          935,000
        3,500,000    Jefferson Smurfit Corp., B-
                     8.25%, 10/01/12                                                       3,088,750
        1,350,000    Smurfit-Stone Container Enterprises, Inc., B-
                     8.375%, 7/01/12                                                       1,198,125
                                                                                --------------------
                                                                                           5,221,875
                                                                                --------------------
                     Telecommunications-- 1.5%
        1,500,000    Broadview Networks Holdings, Inc., CCC+
                     11.375%, 9/01/12                                                      1,342,500
        2,000,000    Centennial Communications Corp., CCC+
                     10.00%, 1/01/13                                                       2,090,000
        1,000,000    Cricket Communications, Inc., B-
                     9.375%, 11/01/14                                                        985,000
        3,000,000    Sprint Capital Corp., BB
                     6.875%, 11/15/28                                                      2,383,266
                                                                                --------------------
                                                                                           6,800,766
                                                                                --------------------
                     Total Corporate Bonds -- 10.6%
                     (Cost $48,344,182)                                                   47,098,233
                                                                                --------------------

                     Total Long-Term Investments -- 126.0%
                     (Cost $617,876,707)                                                 556,927,479
                                                                                --------------------

                     Short-Term Investments -- 14.4%
                     U.S. Government Securities - 14.3%
       63,850,000    United States Treasury Bill yielding 2.03%, 1/02/09 (f)
                     (Cost $63,292,802)                                                   63,391,685
                                                                                --------------------

 Number of Shares                                                                            Value
----------------------------------------------------------------------------------------------------
                     Money Market Funds -- 0.1%
          195,081    Goldman Sachs Financial Prime Obligations
                     (Cost $195,081)                                                         195,081
                                                                                --------------------

                     Total Short-Term Investments -- 14.4%
                     (Cost $63,487,883)                                                   63,586,766
                                                                                --------------------

                     Total Investments -- 140.4%
                     (Cost $681,364,590)                                                 620,514,245
                     Total Options Written  (Premiums received $283,386)-- (0.1%)           (449,160)
                     Other liabilities in excess of assets -- (1.8%)                      (8,067,803)
                     Preferred Stock, at redemption value - (-38.5% of
                     Net Assets Applicable to Common Shareholders or
                     -27.4% of Total Investments)                                       (170,000,000)
                                                                                --------------------

                     Net Assets Applicable to Common Shareholders-- 100.0%             $ 441,997,282
                                                                                ====================


      AG - Stock Corporation
      Ltd. - Limited
      LLC - Limited Liability Corp.
      SA - Corporation

     (a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

     (b) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

     (c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to 30.9% of net assets.

     (d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

     (e)  Floating rate security. The rate shown is as of July 31, 2008.

     (f) All or a portion of these securities have been physically segregated in connection with swap agreements.

     (g)  Non-income producing security.

     (h) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date. The rate shown is as of July 31, 2008.

     Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

     All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

                              Country Allocation *
          ------------------------------------------------------------------
          United States                                              47.4%
          Canada                                                      7.3%
          Switzerland                                                 6.4%
          Netherlands                                                 5.5%
          Japan                                                       5.4%
          France                                                      4.7%
          Cayman Islands                                              3.8%
          Germany                                                     3.6%
          United Kingdom                                              3.0%
          China                                                       2.8%
          Brazil                                                      2.5%
          Portugal                                                    2.4%
          Israel                                                      2.3%
          Bermuda                                                     1.2%
          Jersey                                                      1.0%
          Singapore                                                   0.7%
          ------------------------------------------------------------------
          * Based on Total Long Term Investments.  Subject to change daily.

 AGC / ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND Portfolio of Investments (continued)
July 31, 2008 (unaudited)


Contracts
(100 shares                                                                            Expiration        Exercise        Market
per contract)   Call Options Written(g)                                                      Date           Price         Value
---------------------------------------------------------------------------------------------------------------------------------

        100      Affiliated Managers Group, Inc., 5.10%, 2036                               August 2008   $ 105.00         $ 500
         50      Bank of America Corp., Ser. L, 7.25%, 2049                                 August 2008      30.00        19,350
        400      General Motors Corp., Ser. D, B-, 1.50%, 6/01/09                           August 2008      15.00         6,400
        200      International Game Technology                                              August 2008      25.00         2,500
         65      Legg Mason, Inc., 7.00%, 2011                                              August 2008      55.00           650
         50      Lorillard, Inc.                                                            August 2008      75.00         1,250
         45      Lorillard, Inc.                                                         September 2008      80.00         2,250
        150      NII Holdings, Inc.                                                         August 2008      45.00       145,500
         75      NII Holdings, Inc.                                                         August 2008      50.00        36,975
        125      NII Holdings, Inc.                                                      September 2008      50.00        82,500
        100      NII Holdings, Inc.                                                      September 2008      55.00        40,300
        100      Roche Holding AG (Switzerland)                                          September 2008     195.00        62,595
        100      Citigroup, Inc., Ser. Schlumberger Ltd., 9.00%, 2009 (Netherlands)         August 2008     110.00         5,300
         75      SLM Corp., Ser. C, 7.25%, 2010                                          September 2008      22.50         3,188
        200      Teva Pharmaceutical Finance LLC, Ser. C, BBB+, 0.25%, 2/01/26 (Israel)     August 2008      45.00        17,400
        150      Transocean, Inc., Ser. B, BBB+, 1.50%, 12/15/37 (Cayman Islands)           August 2008     160.00         4,500
         25      Whitbread PLC (United Kingdom)                                          September 2008   1,400.00         4,952
        100      YRC Worldwide, Inc., B+, 5.00%, 8/08/23                                    August 2008      17.50        10,500

                 Total Call Options Written
                 (Premiums received $276,171)                                                                          $ 446,610
                                                                                                                   --------------

Contracts
(100 shares                                                                            Expiration        Exercise        Market
per contract)   Call Options Written(g)                                                      Date           Price         Value
---------------------------------------------------------------------------------------------------------------------------------
         50      Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                          August 2008      85.00         2,550

                 Total Put Options Written
                 (Premiums received $7,215)                                                                              $ 2,550
                                                                                                                   --------------

                 Total Options Written
                                                                                                                   --------------
                 (Premiums received $283,386)                                                                          $ 449,160
                                                                                                                   ==============


 (g) Non-income producing security.


Total Return Swaps
                                                                                                      Paying/
                                                                                        Notional     Receiving
                                                                        Termination       Amount      Floating      Unrealized
Counterparty           Underlying Term Loans                                  Date          (000)      Rate        Depreciation
---------------------------------------------------------------------------------------------------------------------------------

Citigroup              Health Management Associates, Inc.,
                        US LIBOR + 1.75%, due 02/28/14                    8/8/2008       $ 4,692(a)    3.55%       $ (319,103)
JPMorgan Chase & Co.   Bausch & Lomb, US LIBOR + 3.25%,
                        due 04/26/15                                      5/1/2009         4,890       3.19%          (86,945)
JPMorgan Chase & Co.   CCS Corp., US LIBOR + 3.00%, due 11/14/14          5/1/2009        12,219       3.19%       (1,712,742)
JPMorgan Chase & Co.   Celanese Holdings LLC, US LIBOR + 1.75%,
                        due 03/30/14                                      5/1/2009         9,283       3.19%         (583,374)
JPMorgan Chase & Co.   Community Health Systems, Inc., US LIBOR
                        + 2.25%, due 07/25/14                             5/1/2009        17,925       3.19%       (1,107,002)
JPMorgan Chase & Co.   FairPoint Communications Inc., US LIBOR
                        + 2.75%, due 03/08/15                             5/1/2009         5,692       3.19%         (797,283)
JPMorgan Chase & Co.   Ford Motor Co., US LIBOR + 3.00%,
                        due 12/15/13                                      5/1/2009        16,007       3.19%       (3,708,188)
JPMorgan Chase & Co.   Georgia-Pacific Corp., US LIBOR + 1.75%,
                        due 12/22/12                                      5/1/2009         2,331       3.19%         (140,437)
JPMorgan Chase & Co.   HCA, Inc., US LIBOR + 2.75%, due 11/16/13          5/1/2009        18,576       3.19%       (1,154,093)
JPMorgan Chase & Co.   Hertz Corp., US LIBOR + 2.50%, due 12/21/12        5/1/2009         3,858       3.19%         (332,263)
JPMorgan Chase & Co.   Isle of Capri Casinos, US LIBOR + 1.75%,
                        due 07/26/14                                      5/1/2009         2,096       3.19%         (358,422)
JPMorgan Chase & Co.   Las Vegas Sands LLC, US LIBOR + 1.75%,
                        due 05/23/14                                      5/1/2009        12,823       3.19%       (2,039,672)
JPMorgan Chase & Co.   Level 3 Communications, Inc., LIBOR + 2.25%,
                        due 03/13/14                                      5/1/2009        11,700       3.19%       (1,279,088)
JPMorgan Chase & Co.   Lyondell Chemical Co., US LIBOR + 3.25%,
                        due 12/20/14                                      5/1/2009        10,417       3.19%       (2,023,415)
JPMorgan Chase & Co.   Mac Gen LLC, US LIBOR + 2.25%, due 02/22/12        5/1/2009         5,589       3.19%         (247,643)
JPMorgan Chase & Co.   Mediacom Broadband LLC, US LIBOR + 3.50%,
                        due 11/30/15                                      5/1/2009         2,469       3.19%          (31,250)
JPMorgan Chase & Co.   NRG Energy, Inc., US LIBOR, due 02/01/13           5/1/2009         3,789       3.19%         (616,193)
JPMorgan Chase & Co.   NRG Holdings, Inc., US LIBOR + 2.50%,
                        due 12/28/07                                      5/1/2009        12,405       3.19%         (193,841)
JPMorgan Chase & Co.   Tenneco Automotive, Inc., US LIBOR + 1.75%,
                        due 03/16/14                                      5/1/2009         1,800       3.19%         (198,098)
JPMorgan Chase & Co.   Texas Comp  Elec Hold LLC, US LIBOR + 3.50%,
                        due 10/10/14                                      5/1/2009         4,590       3.19%         (358,168)
JPMorgan Chase & Co.   Texas Comp  Elec Hold LLC, US LIBOR + 3.50%,
                        due 10/10/14                                      5/1/2009         3,682       3.19%         (277,297)
JPMorgan Chase & Co.   Time Warner Telecommunications Holdings,
                        US LIBOR + 2.25%, due 01/07/13                    5/1/2009         3,317       3.19%         (135,152)
JPMorgan Chase & Co.   Virgin Media Investment Holding, EURIBOR
                        + 2.00%, due 10/04/13                             5/1/2009         5,839       5.14%         (692,718)
JPMorgan Chase & Co.   Virgin Media Investment Holding, GB LIBOR
                        + 2.125%, due 10/04/13                            5/1/2009         7,413       5.84%         (880,122)
                                                                                     -----------                  ------------
                                                                                       $ 183,402                 $(19,272,509)
                                                                                     ===========                  ============


For each swap agreement the Fund pays a floating rate and receives the total return of the underlying asset, except where noted

(a) Fund receives a floating rate and pays a fixed rate

Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ----------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: September 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ----------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: September 26, 2008

By:  /s/ Robert White
     ----------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date: September 26, 2008